COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.3%
AUSTRALIA	14.1%
DATA CENTERS	1.6%
NEXTDC Ltd.(a)		471,708	$3,771,296

DIVERSIFIED	10.4%
Dexus		766,360	3,159,481
Goodman Group		828,085	14,867,030
Ingenia Communities Group		1,216,363	3,380,607
Stockland		793,038	2,380,563

			23,787,681

RETAIL	2.1%
Scentre Group		2,062,367	4,758,558

TOTAL AUSTRALIA			32,317,535

BELGIUM	4.5%
HEALTH CARE	1.4%
Aedifica SA		41,137	3,330,761

INDUSTRIALS	1.6%
VGP NV		17,263	1,655,598
Warehouses De Pauw CVA		74,332	1,936,322

			3,591,920

RESIDENTIAL	0.7%
Xior Student Housing NV(b)		51,802	1,592,477

SELF STORAGE	0.8%
Shurgard Self Storage Ltd.		60,462	1,749,178

TOTAL BELGIUM			10,264,336

CANADA	5.2%
INDUSTRIALS	1.6%
Dream Industrial Real Estate Investment Trust		416,814	3,706,412

RETAIL	3.6%
First Capital Real Estate Investment Trust		555,399	8,232,569

TOTAL CANADA			11,938,981

CHINA	0.9%
DATA CENTERS
GDS Holdings Ltd., (H Shares)(a)		388,200	1,964,367

FRANCE	5.8%
RETAIL
Klepierre SA		163,762	6,147,982
Mercialys SA		219,145	2,959,870
Unibail-Rodamco-Westfield		38,629	4,261,764

			13,369,616

GERMANY	4.0%
INDUSTRIAL OFFICE	0.4%
Sirius Real Estate Ltd.		789,708	967,909

RESIDENTIAL	3.6%
TAG Immobilien AG		246,949	3,876,783

		Shares	Value
Vonovia SE		170,832	$4,272,924

			8,149,707

TOTAL GERMANY			9,117,616

HONG KONG	10.1%
DIVERSIFIED	8.6%
Link REIT		1,326,310	6,147,198
Sun Hung Kai Properties Ltd.		592,127	9,859,410
Swire Properties Ltd.		1,223,200	3,583,065

			19,589,673

OFFICE	1.5%
Hongkong Land Holdings Ltd.		453,800	3,536,455

TOTAL HONG KONG			23,126,128

ISRAEL	1.1%
DIVERSIFIED
Melisron Ltd.		19,877	2,585,700

JAPAN	24.9%
DIVERSIFIED	17.4%
Japan Metropolitan Fund Invest		7,600	5,351,902
Mitsubishi Estate Co. Ltd.		361,300	10,028,404
Mitsui Fudosan Co. Ltd.		1,098,476	11,710,235
Nomura Real Estate Master Fund, Inc.		3,832	3,784,014
Sumitomo Realty & Development Co. Ltd.		316,400	8,978,103

			39,852,658

INDUSTRIALS	2.4%
GLP J-REIT		3,317	2,706,603
Nippon Prologis REIT, Inc.		4,894	2,640,160

			5,346,763

OFFICE	4.2%
Japan Real Estate Investment Corp.		7,684	5,657,769
Nippon Building Fund, Inc.		4,800	4,030,456

			9,688,225

RESIDENTIAL	0.9%
Mitsui Fudosan Accommodations Fund, Inc.		2,369	2,001,635

TOTAL JAPAN			56,889,281

NETHERLANDS	0.6%
RETAIL
Eurocommercial Properties NV		46,626	1,412,113

NEW ZEALAND	0.7%
INDUSTRIALS
Goodman Property Trust		1,458,787	1,583,030

SINGAPORE	9.3%
DATA CENTERS	1.1%
Digital Core REIT Management Pte. Ltd.		5,360,100	2,615,311

DIVERSIFIED	4.4%
CapitaLand Integrated Commercial Trust		2,280,460	4,089,450
CapitaLand Investment Ltd.		1,758,300	3,742,713
UOL Group Ltd.		289,100	2,195,125

			10,027,288

		Shares	Value
INDUSTRIAL OFFICE	1.6%
CapitaLand Ascendas REIT		1,891,600	$3,650,701

OFFICE	1.2%
Keppel REIT		4,098,100	2,848,175

RESIDENTIAL	1.0%
Centurion Accommodation REIT		2,593,600	2,230,861

TOTAL SINGAPORE			21,372,336

SPAIN	1.8%
DIVERSIFIED	1.4%
Merlin Properties Socimi SA		193,542	3,153,252

RESIDENTIAL	0.4%
Neinor Homes SA(a)(c)		49,288	951,624

TOTAL SPAIN			4,104,876

SWEDEN	3.4%
DIVERSIFIED	1.5%
Fastighets AB Balder, Class B(a)		145,658	853,062
Intea Fastigheter AB		160,301	1,186,173
Wihlborgs Fastigheter AB		145,701	1,324,394

			3,363,629

INDUSTRIALS	1.5%
Catena AB		43,466	2,027,285
Stendorren Fastigheter AB(a)		32,984	654,914
Swedish Logistic Property AB, Class B(a)		217,193	829,388

			3,511,587

OFFICE	0.4%
Atrium Ljungberg AB,Class B		311,188	960,192

TOTAL SWEDEN			7,835,408

SWITZERLAND	3.8%
DIVERSIFIED
PSP Swiss Property AG		16,694	3,314,594
Swiss Prime Site AG		31,720	5,370,771

			8,685,365

UNITED ARAB EMIRATES	0.2%
OFFICE
TECOM Group PJSC		486,553	414,509

UNITED KINGDOM	7.9%
DIVERSIFIED	3.2%
British Land Co. PLC		469,545	2,221,117
Land Securities Group PLC		427,001	3,149,664
LondonMetric Property PLC		766,526	1,851,614

			7,222,395

HEALTH CARE	0.5%
Target Healthcare REIT PLC		904,762	1,197,543

INDUSTRIALS	3.3%
Segro PLC		332,068	2,846,673
Tritax Big Box REIT PLC		2,538,253	4,780,502

			7,627,175

OFFICE	0.0%
Great Portland Estates PLC		8,355	31,396

		Shares	Value
SELF STORAGE	0.9%
Big Yellow Group PLC		64,370	$725,641
Safestore Holdings PLC		144,904	1,216,939

			1,942,580

TOTAL UNITED KINGDOM			18,021,089

TOTAL COMMON STOCK (Identified cost—$192,308,026)			225,002,286

SHORT-TERM INVESTMENTS	2.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(d)		5,502,271	5,502,271

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,502,271)			5,502,271

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$197,810,297)	100.7%		230,504,557
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)		(1,696,384)

NET ASSETS	100.0%		$228,808,173

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Australia	$—	$32,317,535	$—	$32,317,535
Belgium	—	10,264,336	—	10,264,336
China	—	1,964,367	—	1,964,367
France	—	13,369,616	—	13,369,616
Germany	967,909	8,149,707	—	9,117,616
Hong Kong	—	23,126,128	—	23,126,128
Israel	—	2,585,700	—	2,585,700
Japan	2,706,603	54,182,678	—	56,889,281
Netherlands	—	1,412,113	—	1,412,113
New Zealand	—	1,583,030	—	1,583,030
Singapore	—	21,372,336	—	21,372,336
Spain	—	4,104,876	—	4,104,876
Sweden	4,300,147	3,535,261	—	7,835,408
Switzerland	—	8,685,365	—	8,685,365
United Arab Emirates	—	414,509	—	414,509
United Kingdom	2,414,482	15,606,607	—	18,021,089
Other Countries	11,938,981	—	—	11,938,981
Short-Term Investments	—	5,502,271	—	5,502,271

Total Investments in Securities	$22,328,122	$208,176,435	$—	$230,504,557

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,592,477 which represents 0.7% of the net assets of the Fund, of which 0.0% are illiquid.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $951,624 which represents 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven–day yield.

Sector Summary	% of Net Assets
Diversified	51.8
Retail	12.1
Industrials	11.1
Office	7.5
Residential	6.6
Data Centers	3.6
Industrial Office	2.0
Health Care	1.9
Self Storage	1.7
Other (includes short-term investments)	1.7

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.